Property, plant and equipment, Acquisition and Disposal (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Vessel	Dec. 31, 2023 USD ($) Vessel	Dec. 31, 2022 USD ($)
Acquisition and disposal [Abstract]
Revolving credit facility		$ 303,000
Repair costs	$ 79,716	76,994	$ 70,584
Impairment	0
Mortgaged vessels carrying amount	$ 2,332,600	$ 2,491,800	$ 2,807,500
LR1 Vessels [Member]
Acquisition and disposal [Abstract]
Number of vessels disposed | Vessel	1	6
Number of vessels acquired | Vessel		1
Insurance receivables	$ 16,200
Repair costs	$ 13,700
MR Vessels [Member]
Acquisition and disposal [Abstract]
Number of vessels disposed | Vessel	1
IMO II Handy [Member]
Acquisition and disposal [Abstract]
Number of vessels acquired | Vessel		2
IMO II MR [Member]
Acquisition and disposal [Abstract]
Number of vessels acquired | Vessel		1